OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Securities - FVTPL	$ 3,240	$ 2,523
BSREP III
Disclosure of financial assets [line items]
Securities - FVTPL	1,424	$ 1,183
U.S. department store chain
Disclosure of financial assets [line items]
Securities - FVTPL	$ 551